Share-based compensation plan - Phantom shares plan ("PS") and Restricted Shares (Details)	12 Months Ended
	Dec. 31, 2025 BRL (R$) shares R$ / shares shares	Dec. 31, 2024 BRL (R$) shares	Dec. 31, 2023 BRL (R$)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non-current provisions for employee benefits | R$	R$ 332,322,000	R$ 361,974,000
Time to calculate the average price of shares based on recent trading sessions	90 days
PSO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement	9,053,407	10,096,497
Shares granted	4,012,199
Cancelled	745,458
Exercised (1)	4,309,831
Available for completion	164,665
Restricted stock, year one	2,738,509
Restricted stock, year three	2,566,603
Restricted stock, year four	3,583,630
Non-current provisions for employee benefits | R$	R$ 332,322,000	R$ 361,974,000	R$ 268,489,000
Increase Provision Share Based Payment | R$	209,842,000	196,956,000
Decrease Provision Share Based Payment Cancelled | R$	(17,843,000)	(23,470,000)
Decrease Provision Share Based Payment | R$	R$ (221,651,000)	R$ (80,001,000)
PSO | SAR and PLUS | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation arrangement by share-based payment award, award vesting period	5 years
Phantom Share Units Psus
Disclosure of terms and conditions of share-based payment arrangement [line items]
Phantom Share Units Psus | R$ / shares	R$ 56.57
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement	3,076,116	2,980,111
Shares granted	563,980
Exercised (1)	467,975
Restricted stock, year two	504,946
Restricted stock, year three	431,331
Restricted stock, year four	230,773
Non-current provisions for employee benefits | R$	R$ 80,742,000	R$ 60,226,000	26,744,000
Increase Provision Share Based Payment | R$	45,642,000		81,276,000
Decrease Provision Share Based Payment | R$	R$ (25,126,000)		R$ (47,794,000)
Restricted share units | SAR and PLUS | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation arrangement by share-based payment award, award vesting period	5 years
Grant Year 2020 | PSO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$		R$ 38.50
Number of other equity instruments outstanding in share-based payment arrangement		33,384
Shares granted	1,083
Cancelled
Exercised (1)	34,467
Available for completion
Restricted stock, year one
Restricted stock, year three
Restricted stock, year four
Grant Year 2021 | PSO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$		R$ 62.25
Number of other equity instruments outstanding in share-based payment arrangement	7,735	874,480
Shares granted	28,375
Cancelled	13,046
Exercised (1)	882,074
Available for completion	7,735
Restricted stock, year one
Restricted stock, year three
Restricted stock, year four
Grant Year 2022 | PSO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$		R$ 57.48
Number of other equity instruments outstanding in share-based payment arrangement	480,184	3,461,437
Shares granted	112,251
Cancelled	109,908
Exercised (1)	2,983,596
Available for completion	156,930
Restricted stock, year one	299,281
Restricted stock, year three	23,973
Restricted stock, year four
Grant Year 2022 | Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$		R$ 53.81
Number of other equity instruments outstanding in share-based payment arrangement		115,800
Shares granted	3,758
Exercised (1)	119,558
Restricted stock, year two
Restricted stock, year three
Grant Year 2023 | PSO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$		R$ 48.84
Number of other equity instruments outstanding in share-based payment arrangement	2,695,561	3,052,179
Shares granted	98,965
Cancelled	246,315
Exercised (1)	209,268
Available for completion
Restricted stock, year one	2,439,228
Restricted stock, year three	256,333
Restricted stock, year four
Grant Year 2023 | Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$		R$ 51.41
Number of other equity instruments outstanding in share-based payment arrangement	396,016	383,568
Shares granted	12,448
Exercised (1)
Restricted stock, year two	277,249
Restricted stock, year three	118,767
Grant Year 2024 | PSO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$		R$ 56.53
Number of other equity instruments outstanding in share-based payment arrangement	2,459,390	2,675,017
Shares granted	86,771
Cancelled	207,385
Exercised (1)	95,013
Available for completion
Restricted stock, year one
Restricted stock, year three	2,286,297
Restricted stock, year four	173,093
Grant Year 2024 | Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$		R$ 55.77
Number of other equity instruments outstanding in share-based payment arrangement	2,212,835	2,480,743
Shares granted	80,509
Exercised (1)	348,417
Restricted stock, year two	227,697
Restricted stock, year three	312,564
Grant Year 2025 | PSO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$		R$ 60.53
Number of other equity instruments outstanding in share-based payment arrangement	3,410,537
Shares granted	3,684,754
Cancelled	168,804
Exercised (1)	105,413
Restricted stock, year four	3,410,537
Grant Year 2025 | Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$		R$ 61.39
Number of other equity instruments outstanding in share-based payment arrangement	467,265
Shares granted	467,265
Restricted stock, year four	230,773